Total
Bretton Fund
Investment Objective
The Bretton Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bretton Fund
Management Fees	1.35%	[1]
Distribution Fees/Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.35%
[1]	Management Fees have been restated to reflect that, effective January 1, 2020, the annual management fee rate was reduced to 1.35%.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Bretton Fund | USD ($)	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Bretton Fund seeks to achieve long-term capital appreciation by investing in a small number of undervalued securities. Under normal market conditions, the Fund invests primarily in common stocks of companies of all sizes, including small and micro-capitalization companies. The Fund may also invest in other types of equity securities, as well as fixed income securities. Fixed income securities in which the Fund may invest include investment-grade bonds of varying maturities. The Fund will normally hold a core position of between 15 to 20 securities. From time to time, the Fund may invest a significant portion of its assets in a particular sector. The Fund's investment adviser (the "Adviser"), Bretton Capital Management, LLC, attempts to evaluate the underlying economic values of securities and invests in securities whose market values are substantially below their estimated economic values, an approach known as "value investing."

The Adviser uses fundamental research to seek companies with attractive attributes. These attributes include a defensible competitive advantage, relevant products, competent and shareholder-oriented management, growth, and a low level of debt. The Adviser seeks ethical businesses. Although tending to focus on U.S. companies, the Adviser may also invest in foreign companies with these attributes.

The Adviser sells or reduces the Fund's position in a security (1) when it approaches the Adviser's estimate of its fair value, (2) when its economic fundamentals have deteriorated, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund's portfolio have changed.

Although the Fund intends to invest primarily in equity and fixed income securities, occasionally the Adviser may not find enough investments that meet the Fund's criteria and maintain without limitation a significant portion of the Fund's assets in cash or cash-equivalents like money-market funds, certificates of deposit and short-term debt obligations.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry.

The Principal Risks of Investing in the Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Micro Capitalization Companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. Therefore, the Fund may experience considerably more risk of loss and its returns may differ significantly from funds investing in larger companies or other asset classes.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due.

Sector Risks. Sector risk is the possibility that companies that are in similar businesses may be similarly affected by particular economic or market events. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.brettonfund.com or by calling 1-800-231-2901. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (December 31, 2011) +16.39 % Worst Quarter (December 31, 2018) -13.51%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/19
Average Annual Total Returns - Bretton Fund	1 Year	5 Years	Since Inception	Inception Date
Bretton Fund	35.39%	10.16%	12.55%	Sep. 30, 2010
Bretton Fund | After Taxes on Distributions	35.39%	10.02%	12.30%	Sep. 30, 2010
Bretton Fund | After Taxes on Distributions and Sales	20.95%	8.03%	10.38%	Sep. 30, 2010
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	31.49%	11.70%	14.26%	Sep. 30, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.